Amplify CWP Growth & Income ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Communication Services - 14.9%
Alphabet, Inc. - Class A	125,749	$39,359,437
AST SpaceMobile, Inc. (a)	47,397	3,442,444
Meta Platforms, Inc. - Class A	35,577	23,484,022
Netflix, Inc. (a)	120,060	11,256,825
T-Mobile US, Inc.	27,771	5,638,624
		83,181,352

Consumer Discretionary - 12.9%
Amazon.com, Inc. (a)	142,918	32,988,333
Hasbro, Inc. (b)	102,547	8,408,854
Home Depot, Inc.	19,895	6,845,870
Tesla, Inc. (a)	53,292	23,966,478
		72,209,535

Consumer Staples - 4.8%
Altria Group, Inc.	143,289	8,262,044
Coca-Cola Co.	119,456	8,351,169
Costco Wholesale Corp.	5,106	4,403,108
PepsiCo, Inc.	18,571	2,665,310
Procter & Gamble Co.	22,212	3,183,201
		26,864,832

Financials - 6.9%
Allstate Corp.	41,434	8,624,487
NU Holdings Ltd. - Class A (a)	165,435	2,769,382
Robinhood Markets, Inc. - Class A (a)(b)	73,825	8,349,607
Visa, Inc. - Class A	53,150	18,640,237
		38,383,713

Health Care - 7.3%
AbbVie, Inc.	34,765	7,943,455
Amgen, Inc.	25,106	8,217,445
Cencora, Inc.	25,097	8,476,512
Eli Lilly & Co.	12,397	13,322,808
Intuitive Surgical, Inc. (a)	4,860	2,752,509
		40,712,729

Industrials - 3.4%
Boeing Co. (a)	28,034	6,086,742
Rocket Lab Corp. (a)	59,731	4,166,835
RTX Corp.	48,605	8,914,157
		19,167,734

Information Technology - 45.7% (c)
Advanced Micro Devices, Inc. (a)	78,727	16,860,174
Apple, Inc.	214,840	58,406,402
Applied Materials, Inc.	10,405	2,673,981
AppLovin Corp. - Class A (a)	4,025	2,712,126
Broadcom, Inc.	82,583	28,581,976
Cisco Systems, Inc.	127,052	9,786,816
Intel Corp. (a)	82,436	3,041,888
Micron Technology, Inc.	29,646	8,461,265
Microsoft Corp.	95,363	46,119,454
NVIDIA Corp.	324,087	60,442,225
Palantir Technologies, Inc. - Class A (a)	43,414	7,716,839
Shopify, Inc. - Class A (a)	27,195	4,377,579
Unity Software, Inc. (a)	123,087	5,436,753
		254,617,478

Materials - 0.5%
Martin Marietta Materials, Inc.	4,325	2,693,005

Utilities - 0.6%
Vistra Corp.	20,131	3,247,734
TOTAL COMMON STOCKS (Cost $507,030,364)		541,078,112

AFFILIATED EXCHANGE TRADED FUNDS - 2.5%	Shares	Value
Amplify Samsung SOFR ETF (d)	137,997	13,825,920
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $13,843,572)		13,825,920

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.3%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.86% (e)	6,980,768	6,980,768
TOTAL MONEY MARKET FUNDS (Cost $6,980,768)		6,980,768

TOTAL INVESTMENTS - 100.8% (Cost $527,854,704)		561,884,800
Liabilities in Excess of Other Assets - (0.8)%		(4,278,006)
TOTAL NET ASSETS - 100.0%		$557,606,794

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Amplify CWP Growth & Income ETF
Schedule of Written Options
December 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.8)%	Notional Amount	Contracts	Value
Call Options - (0.8)% (a)(b)
Hasbro, Inc., Expiration: 01/16/2026; Exercise Price: $80.00	$(5,002,000)	(610)	$(189,100)
NASDAQ 100 Index, Expiration: 01/16/2026; Exercise Price: $24,750.00	(151,499,100)	(60)	(4,309,200)
Robinhood Markets, Inc., Expiration: 01/16/2026; Exercise Price: $110.00	(2,488,200)	(220)	(142,450)
TOTAL WRITTEN OPTIONS (Premiums received $6,100,620)			$(4,640,750)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify CWP Growth & Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$541,078,112	$–	$–	$541,078,112
Affiliated Exchange Traded Funds	13,825,920	–	–	13,825,920
Money Market Funds	6,980,768	–	–	6,980,768
Total Investments	$561,884,800	$–	$–	$561,884,800

Liabilities:
Investments:
Written Options	$–	$(4,640,750)	$–	$(4,640,750)
Total Investments	$–	$(4,640,750)	$–	$(4,640,750)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Amplify CWP Growth & Income ETF - Transactions with Affiliates
	Value as of September 30, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2025	Shares as of December 31, 2025	Income	Capital Gain Distributions from Underlying Funds
Amplify Samsung SOFR ETF	$–	$13,915,288	$(71,813)	$98	$(17,653)	$13,825,920	137,997	$115,655	$–